Legal proceedings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,312
Payments	(1,330)
Translation adjustment	239
Transfer to payable taxes	(84)	$ (51)
Balance at the ending	3,060	3,312
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	576	456
Additions and reversals, net	(8)	40
Payments	(4)	(40)
Indexation and interest	90	89
Transfer to held for sale		(1)
Translation adjustment	47	32
Transfer to payable taxes	(611)
Balance at the ending	90	576
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	291	284
Additions and reversals, net	70	38
Payments	(43)	(67)
Indexation and interest	39	26
Transfer to held for sale		(7)
Translation adjustment	23	17
Balance at the ending	380	291
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	411	358
Additions and reversals, net	167	67
Payments	(93)	(56)
Indexation and interest	(5)	19
Transfer to held for sale		(2)
Translation adjustment	34	25
Balance at the ending	514	411
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	14	7
Additions and reversals, net		8
Payments	(7)	(1)
Indexation and interest	7
Translation adjustment	1
Balance at the ending	15	14
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,292	1,105
Additions and reversals, net	229	153
Payments	(147)	(164)
Indexation and interest	131	134
Transfer to held for sale		(10)
Translation adjustment	105	74
Transfer to payable taxes	(611)
Balance at the ending	$ 999	$ 1,292